Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1.	Organization and Basis of Presentation

Organization

ATLIS Motor Vehicles Inc. (the “Company” or “ATLIS”), a Delaware corporation based in Mesa, Arizona, was incorporated in 2016. ATLIS is a vertically integrated, electric vehicle technology ecosystem company committed to electrifying vehicles and equipment for Work. The Company is developing three products to meet the needs of our target customer, proprietary AMV battery cell and pack technology, a modular and scalable electric powered platform and an electric pickup truck. The AMV battery technology is the core of the Company’s hardware platform and is designed to be capable of charging a full-size pickup in less than 15 minutes.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are presented on the same basis as the Company’s Annual Report on Form 1-K for the year ended December 31, 2021 filed with the Securities and Exchange Commission (“SEC") on May 16, 2022 (“2021 Form 1-K") pursuant to the Securities Exchange Act of 1934, as amended (“Exchange Act”). The Company has made its disclosures in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation with respect to interim financial statements, have been included. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto in the 2021 Form 1-K.

References to amounts in the consolidated financial statement sections are in thousands, except share and per share data, unless otherwise specified.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the nine month period ended September 30, 2022, the Company incurred a net loss of $53 million and had net cash flows used in operating activities of $16 million. On September 30, 2022, the Company had $1.4 million in cash and an accumulated deficit of $201 million.

During the quarter, the Company continued to raise capital through stock sales and investment campaigns. In the nine months ended September 30, 2022, the Company raised $15.3 million from the sale of common stock through its Regulation A+ offering and other crowd funding campaigns. The Company cannot provide any assurance that unforeseen circumstances that could occur at any time within the next twelve months or thereafter will not increase the need for the Company to raise additional capital on an immediate basis.

These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these financial statements are issued. Company management is addressing this risk by pursuing all available options for funding including accessing the public markets through public listing. On September 27, 2022, the Company registered its regulation A shares with the SEC and listed on the NASDAQ Stock Market LLC under the ticker symbol “AMV”. Additionally, as disclosed in Note 12, on November 3, 2022 the Company entered into a Securities Purchase Agreement with certain institutional investors for gross proceeds of up to $27 million, Senior Secured Original Issue 10% Discount Convertible Promissory Notes in the aggregate principal amount of up to $30 million and warrants to purchase a number of shares of the Company’s Class A common stock equal to 30% of the face value of the Notes divided by the volume weighted average price, in three tranches. The Company plans to continue considering all avenues available to it in order to obtain the necessary capital to be able to continue as a going concern and to execute on our business objectives including but not limited to debt financing, private placements, and equity lines of credit. The Company’s success is dependent upon achieving its strategic and financial objectives, including acquiring capital through public markets.

Change in Accounting Policy

The Company has opted for an effective adoption date of January 1, 2022 for the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases. As a result of implementation, the Company recorded a right of use asset, current portion of lease liability and lease liability, net of current portion in the amounts of $874 thousand, $338 thousand and $646 thousand, in the unaudited condensed consolidated balance sheets at September 30, 2022. See Note 8 for more information.